VESSELS AND EQUIPMENT - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2021 tanker	Dec. 31, 2023	Dec. 31, 2022 tanker vessels	Dec. 31, 2021 tanker	Dec. 31, 2021 vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels EGCS completed			8		2
Number of vessels, drydock performed			14		11
Number of vessels BWTS installed					1
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period			25 years
Vessels and equipment | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period		20 years
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuildings delivered			4
Number of vessels delivered					2
LR2 Tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuildings delivered				4	4
Number of tankers sold | tanker	4		2	2